Schedule of Investments (unaudited)	iShares® MSCI Germany Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Hensoldt AG	9,965	$142,281
OHB SE	1,243	47,506
		189,787
Auto Components — 1.2%
ElringKlinger AG(a)(b)	6,765	82,224
SAF-Holland SE(a)	10,770	136,678
Vitesco Technologies Group AG(a)	5,222	232,153
		451,055
Biotechnology — 0.8%
MorphoSys AG(a)	8,122	327,704

Building Products — 0.4%
Steico SE	1,337	155,473

Capital Markets — 1.7%
AURELIUS Equity Opportunities SE & Co. KGaA	7,063	209,780
Deutsche Beteiligungs AG	3,123	137,087
flatexDEGIRO AG(a)	7,809	187,445
MLP SE	15,564	140,680
		674,992
Chemicals — 3.6%
K+S AG, Registered(a).	45,412	771,359
Wacker Chemie AG	3,712	638,460
		1,409,819
Commercial Services & Supplies — 2.7%
Befesa SA	9,490	627,980
Bilfinger SE	6,818	218,561
Cewe Stiftung & Co. KGaA	1,321	190,264
		1,036,805
Communications Equipment — 0.4%
ADVA Optical Networking SE(a)	10,245	147,453

Construction & Engineering — 1.0%
HOCHTIEF AG	5,028	377,483

Diversified Financial Services — 1.8%
GRENKE AG(b)	6,619	226,969
Hypoport SE(a)	847	462,312
		689,281
Electrical Equipment — 3.4%
Energiekontor AG, NVS	1,508	127,412
Nordex SE(a)(b)	24,678	439,056
PNE AG	8,174	71,966
SGL Carbon SE(a)(b)	14,513	126,719
Varta AG(b)	4,316	551,789
		1,316,942
Electronic Equipment, Instruments & Components — 1.9%
Basler AG	872	145,176
Jenoptik AG	12,222	494,614
LPKF Laser & Electronics AG(b)	5,812	115,079
		754,869
Entertainment — 2.8%
Borussia Dortmund GmbH & Co. KGaA(a)	18,335	85,628
CTS Eventim AG & Co. KGaA(a)	13,666	888,106
Media and Games Invest SE(a)(b)	21,308	123,901
		1,097,635
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 2.6%
alstria office REIT-AG(b)	38,016	$839,925
Hamborner REIT AG	16,405	175,103
		1,015,028
Food & Staples Retailing — 2.4%
METRO AG	29,905	338,511
Shop Apotheke Europe NV(a)(b)	3,220	583,503
		922,014
Food Products — 1.2%
KWS Saat SE & Co. KGaA	2,740	227,464
Suedzucker AG	16,956	245,561
		473,025
Health Care Equipment & Supplies — 1.8%
Draegerwerk AG & Co. KGaA	723	42,399
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,516	387,195
Stratec SE	1,868	283,364
		712,958
Health Care Providers & Services — 1.0%
Medios AG(a)	2,404	107,419
Synlab AG, NVS(a)	10,545	270,276
		377,695
Health Care Technology — 1.3%
CompuGroup Medical SE & Co. KgaA	6,375	487,851

Hotels, Restaurants & Leisure — 0.4%
Zeal Network SE(b)	3,454	150,069

Independent Power and Renewable Electricity Producers — 1.1%
Encavis AG(b)	23,146	427,959

Industrial Conglomerates — 2.9%
Indus Holding AG	4,467	149,955
MBB SE	493	66,878
Rheinmetall AG	10,335	916,418
		1,133,251
Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	5,561	107,971

Interactive Media & Services — 0.4%
New Work SE	667	150,230

Internet & Direct Marketing Retail — 2.0%
ABOUT YOU Holding SE, NVS(a)	8,833	234,410
Bike24 Holding AG, NVS(a)	4,716	99,320
Global Fashion Group SA(a)(b)	18,040	138,918
Home24 SE(a)(b)	6,250	87,255
Takkt AG	7,783	126,695
Westwing Group AG(a)(b)	2,728	77,399
		763,997
IT Services — 4.9%
Adesso SE	661	140,333
CANCOM SE	9,146	659,206
Datagroup SE(a)	990	93,301
GFT Technologies SE	4,060	175,890
Nagarro SE(a)	2,060	425,197
S&T AG(b)	11,761	253,459
Secunet Security Networks AG	308	144,902
		1,892,288
Life Sciences Tools & Services — 5.6%
Evotec SE(a)	31,245	1,479,193

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Gerresheimer AG	7,450	$683,407
		2,162,600
Machinery — 6.9%
Deutz AG(a)	28,676	193,296
Duerr AG	12,314	490,316
Heidelberger Druckmaschinen AG(a)	61,405	168,179
JOST Werke AG	3,358	172,136
Koenig & Bauer AG(a)	3,333	107,162
Krones AG	3,373	341,607
Norma Group SE	7,560	276,962
Pfeiffer Vacuum Technology AG	936	223,980
Stabilus SA	5,860	389,778
Vossloh AG	2,084	106,499
Wacker Neuson SE	7,489	219,328
		2,689,243
Media — 2.8%
ProSiebenSat.1 Media SE	38,697	568,504
Stroeer SE & Co. KGaA	6,723	518,851
		1,087,355
Metals & Mining — 5.0%
Aurubis AG	7,466	639,700
Salzgitter AG(a)	8,555	253,021
thyssenkrupp AG(a)	96,006	1,052,684
		1,945,405
Oil, Gas & Consumable Fuels — 1.3%
CropEnergies AG	6,210	82,943
VERBIO Vereinigte BioEnergie AG	5,247	405,807
		488,750
Pharmaceuticals — 1.1%
Dermapharm Holding SE	4,471	410,828

Professional Services — 0.9%
Amadeus Fire AG	1,357	278,859
Bertrandt AG	1,324	87,833
		366,692
Real Estate Management & Development — 6.7%
ADLER Group SA	18,122	177,468
Corestate Capital Holding SA(a)(b)	4,864	42,236
Deutsche EuroShop AG	11,727	186,600
DIC Asset AG	10,682	174,565
Grand City Properties SA	25,081	594,486
Instone Real Estate Group AG	11,148	233,895
PATRIZIA AG	10,956	248,256
TAG Immobilien AG	34,758	963,344
		2,620,850
Road & Rail — 1.3%
Sixt SE(a)	3,242	526,123

Semiconductors & Semiconductor Equipment — 4.1%
AIXTRON SE	26,858	539,783
Elmos Semiconductor SE	2,146	106,843
PVA TePla AG, NVS(a)	4,644	226,997
Siltronic AG	3,915	598,346
SMA Solar Technology AG	2,470	119,771
		1,591,740
Software — 3.6%
Atoss Software AG	943	222,447
Northern Data AG(a)(b)	1,170	145,428
Software AG	12,290	521,820
Security	Shares	Value

Software (continued)
TeamViewer AG(a)	38,165	$518,962
		1,408,657
Specialty Retail — 2.5%
Ceconomy AG(a)	38,088	151,143
Fielmann AG	5,979	391,929
Hornbach Baumarkt AG	1,887	77,042
Hornbach Holding AG & Co. KGaA	2,278	285,756
Mister Spex SE, NVS(a)	3,710	52,173
		958,043
Textiles, Apparel & Luxury Goods — 2.1%
Hugo Boss AG	14,198	827,365

Thrifts & Mortgage Finance — 2.2%
Aareal Bank AG(b)	14,202	466,379
Deutsche Pfandbriefbank AG	31,906	372,167
		838,546
Trading Companies & Distributors — 0.8%
BayWa AG	3,243	135,346
Kloeckner & Co. SE(a)	17,750	190,861
		326,207
Transportation Infrastructure — 1.8%
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	8,776	545,999
Hamburger Hafen und Logistik AG	7,139	157,636
		703,635
Wireless Telecommunication Services — 2.7%
1&1 AG	10,485	298,226
Freenet AG	30,384	770,486
		1,068,712

Total Common Stocks — 95.9%
(Cost: $35,563,125)		37,264,385

Preferred Stocks

Auto Components — 0.6%
Schaeffler AG, Preference Shares, NVS	29,539	229,476

Construction Materials — 0.4%
STO SE & Co. KGaA, Preference Shares, NVS	602	140,984

Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,040	131,941

Household Durables — 0.2%
Einhell Germany AG Vorzug, Preference Shares, NVS	399	94,121

Machinery — 1.4%
Jungheinrich AG, Preference Shares, NVS	11,388	533,654

Road & Rail — 0.9%
Sixt SE, Preference Shares, NVS	3,933	357,721

Total Preferred Stocks — 3.8%
(Cost: $1,364,073)		1,487,897

Short-Term Investments

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	3,318,819	3,320,146

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	20,000	$20,000
		3,340,146
Total Short-Term Investments — 8.6%
(Cost: $3,339,484)		3,340,146

Total Investments in Securities — 108.3%
(Cost: $40,266,682)		42,092,428

Other Assets, Less Liabilities — (8.3)%		(3,208,792)

Net Assets — 100.0%		$38,883,636

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,634,912	$—		$(314,462	(a)	$(156)	$(148)	$3,320,146	3,318,819	$16,637	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	10,000	(a)	—		—	—	20,000	20,000	—		—
						$(156)	$(148)	$3,340,146		$16,637		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	12/17/21	$92	$(1,214)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
November 30, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,183,354	$30,081,031	$—	$37,264,385
Preferred Stocks	235,105	1,252,792	—	1,487,897
Money Market Funds	3,340,146	—	—	3,340,146
	$10,758,605	$31,333,823	$—	$42,092,428
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(1,214)	$—	$(1,214)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

 4